Impairment Expense - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation and Other Amortization Expenses [Line Items]
Impairment Expense	$ 20,585	$ 14,631	$ 8,863
Impairment Expense	40,355	27,808	8,863
Wells and Facilities in Progress	96,798	66,548	3,900
Undeveloped Land
Depreciation and Other Amortization Expenses [Line Items]
Impairment Expense	5,800	1,400	2,300
Refrigeration Plant
Depreciation and Other Amortization Expenses [Line Items]
Impairment Expense		1,600
Appalachian Basin
Depreciation and Other Amortization Expenses [Line Items]
Impairment Expense	$ 13,700	$ 11,600